Parent Company Only Condensed Financial Information (Condensed Statements Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income	$ 7,500	$ 7,268	$ 9,656
Other income	208	81	75
Interest expense	2,113	2,633	3,478
Loss before income tax and undistributed subsidiaries' operations	918	3,766	5,425
Net loss	(918)	(3,766)	(5,425)
Comprehensive loss	(927)	(4,045)	(5,711)
Parent Company [Member]
Interest income	17	3
Other income	103
Interest expense	167	180	168
Other expense	666	400	663
Loss before income tax and undistributed subsidiaries' operations	(713)	(577)	(831)
Effect of subsidiaries' operations	(205)	(3,189)	(4,594)
Net loss	(918)	(3,766)	(5,425)
Comprehensive loss	$ (927)	$ (4,045)	$ (5,711)